Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Nov. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
As of the date of the filing of this Annual Report, the Corporation has not suffered a cybersecurity threat or a cybersecurity incident. Moreover, the Corporation is aware of cybersecurity risks and is taking proactive measures to keep its information and the integrity of its systems secure, and to educate its personnel about these risks.
In order to mitigate these risks to a degree, the Corporation uses various software/platforms, such as Microsoft Security Center console, including Microsoft Defender for virus prevention and to block any suspicious activity in the Corporation’s computer systems.
The Corporation has implemented multiple measures to combat and reduce the risk of cybersecurity threats and cybersecurity incidents including: engaging a third party Information Technology (“IT”) consultant to manage incidents on the Security Information and Event Management (“SIEM”) system; the Corporation is working in collaboration with its third-party IT consultant to develop and implement an Incident Response Plan as part of its overall business continuity plan; and the Corporation conducts penetration tests each year through a third-party IT consultant.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Corporation is aware of cybersecurity risks and is taking proactive measures to keep its information and the integrity of its systems secure, and to educate its personnel about these risks. In order to mitigate these risks to a degree, the Corporation uses various software/platforms, such as Microsoft Security Center console, including Microsoft Defender for virus prevention and to block any suspicious activity in the Corporation’s computer systems.
Cybersecurity Risk Management Third Party Engaged [Flag]	true